Appendix 2 Additional Information No. 715 of February 3, 2012 - Summary of Portfolio in Default and in Legal Collection Process of Notes Receivable (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) customer	Dec. 31, 2024 USD ($) customer
Portfolio In Default And In Legal Collection Process [Line Items]
Number of Customers	919	1,536
Amount | $	$ 3,753	$ 7,107
Notes receivable in default [Member]
Portfolio In Default And In Legal Collection Process [Line Items]
Number of Customers	5
Notes receivable in legal collection process [Member]
Portfolio In Default And In Legal Collection Process [Line Items]
Number of Customers	914	1,536,000
Amount | $	$ 3,753	$ 7,107